Members Equity (Tables)	12 Months Ended
Dec. 31, 2021
Members' Equity
Schedule of common units outstanding

	Class A	Class B
	Common	Common
	Units	Units	Total
Outstanding, January 1, 2019	20,000	94,286	114,286
Repurchased	—	(5,714)	(5,714)
Outstanding, December 31, 2019	20,000	88,572	108,572
Issued	—	8,855	8,855
Repurchased	(1,231)	(23,537)	(24,768)
Outstanding, December 31, 2020 and 2021	18,769	73,890	92,659